Related party transactions - Disclosure of Key Management Personnel Compensation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Personnel expenses and other short-term employee benefits	€ 2,856	€ 2,176	€ 3,456
Extra pension benefits	33	43	11
Share-based compensation	2,081	1,989	2,067
Advisory fees	471	661	0
Executive Committee members compensation	€ 5,441	€ 4,869	€ 5,534